                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-07318

                    Pioneer International Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer International Value Fund

 Schedule of Investments 2/28/13

 Shares

 Floating

 Rate (c)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 COMMON STOCKS - 96.3%

 Energy - 7.3%

 Oil & Gas Drilling - 0.6%

 33,700

 Ensco Plc

 $

 2,026,718

 Oil & Gas Equipment & Services - 0.5%

 64,300

 Saipem S.p.A.

 $

 1,712,786

 Integrated Oil & Gas - 5.4%

 531,100

 BP Plc

 $

 3,576,897

 195,600

 Eni S.p.A.

 4,450,612

 74,000

 Lukoil OAO (A.D.R.)

 4,773,000

 217,900

 PTT PCL

 2,560,517

 63,100

 Royal Dutch Shell Plc

 2,128,890

 $

 17,489,916

 Oil & Gas Refining & Marketing - 0.8%

 28,700

 Marathon Petroleum Corp. *

 $

 2,378,656

 Total Energy

 $

 23,608,076

 Materials - 9.4%

 Commodity Chemicals - 0.8%

 197,800

 Kuraray Co, Ltd.

 $

 2,687,210

 Diversified Chemicals - 1.2%

 39,600

 BASF SE

 $

 3,728,311

 Fertilizers & Agricultural Chemicals - 2.3%

 11,800

 Syngenta AG

 $

 4,998,170

 47,910

 Yara International ASA

 2,292,311

 $

 7,290,481

 Construction Materials - 2.4%

 1,083,700

 China Resources Cement Holdings, Ltd.

 $

 685,029

 205,600

 CRH Plc

 4,486,690

 1,514,900

 Semen Indonesia Persero Tbk PT

 2,716,924

 $

 7,888,643

 Diversified Metals & Mining - 2.1%

 83,100

 BHP Billiton, Ltd.

 $

 3,121,323

 99,553

 Southern Copper Corp.

 3,762,108

 $

 6,883,431

 Steel - 0.6%

 94,300

 Ternium SA (A.D.R.)

 $

 1,899,202

 Total Materials

 $

 30,377,278

 Capital Goods - 11.8%

 Building Products - 0.8%

 73,900

 Daikin Industries, Ltd.

 $

 2,736,156

 Construction & Engineering - 1.7%

 210,000

 ABB, Ltd.

 $

 4,774,453

 4,668,500

 Surya Semesta Internusa Tbk PT

 724,787

 $

 5,499,240

 Electrical Components & Equipment - 0.7%

 417,000

 Hitachi, Ltd.

 $

 2,337,673

 Industrial Conglomerates - 4.0%

 8,071,700

 Alliance Global Group, Inc.

 $

 3,971,431

 421,000

 Keppel Corp., Ltd.

 3,937,570

 404,600

 Shanghai Industrial Holdings, Ltd.

 1,319,088

 34,600

 Siemens AG

 3,598,076

 $

 12,826,165

 Construction & Farm Machinery & Heavy Trucks - 1.4%

 95,700

 Komatsu, Ltd.

 $

 2,411,797

 111,200

 The Manitowoc Co., Inc.

 2,059,424

 $

 4,471,221

 Industrial Machinery - 2.2%

 74,002

 Alstom SA

 $

 3,268,810

 83,300

 Makita Corp.

 3,764,527

 $

 7,033,337

 Trading Companies & Distributors - 1.0%

 275,100

 ITOCHU Corp.

 $

 3,173,749

 Total Capital Goods

 $

 38,077,541

 Transportation - 1.5%

 Airlines - 1.5%

 630,862

 Ryanair Holdings Plc

 $

 4,662,076

 Total Transportation

 $

 4,662,076

 Automobiles & Components - 4.9%

 Tires & Rubber - 2.8%

 180,100

 Bridgestone Corp.

 $

 5,534,012

 40,000

 Cie Generale des Etablissements Michelin

 3,576,666

 $

 9,110,678

 Automobile Manufacturers - 2.1%

 86,800

 Honda Motor Co, Ltd.

 $

 3,232,356

 67,500

 Toyota Motor Corp.

 3,467,429

 $

 6,699,785

 Total Automobiles & Components

 $

 15,810,463

 Consumer Durables & Apparel - 5.4%

 Homebuilding - 1.9%

 608,800

 Sekisui Chemical Co., Ltd.

 $

 5,901,307

 Household Appliances - 1.5%

 190,000

 Electrolux AB

 $

 4,856,000

 Apparel, Accessories & Luxury Goods - 2.0%

 81,799

 Cie Financiere Richemont SA

 $

 6,543,363

 Total Consumer Durables & Apparel

 $

 17,300,670

 Consumer Services - 0.5%

 Casinos & Gaming - 0.5%

 2,149,000

 NagaCorp, Ltd.

 $

 1,707,823

 Total Consumer Services

 $

 1,707,823

 Media - 0.5%

 Publishing - 0.5%

 34,900

 Axel Springer AG

 $

 1,646,098

 Total Media

 $

 1,646,098

 Retailing - 1.0%

 Apparel Retail - 1.0%

 87,100

 Hennes & Mauritz AB

 $

 3,115,188

 Total Retailing

 $

 3,115,188

 Food & Staples Retailing - 1.5%

 Food Retail - 1.5%

 16,300

 Casino Guichard Perrachon SA

 $

 1,636,838

 555,800

 Tesco Plc

 3,112,649

 $

 4,749,487

 Total Food & Staples Retailing

 $

 4,749,487

 Food, Beverage & Tobacco - 3.0%

 Packaged Foods & Meats - 3.0%

 70,200

 Nestle SA

 $

 4,901,945

 120,100

 Unilever NV

 4,649,816

 $

 9,551,761

 Total Food, Beverage & Tobacco

 $

 9,551,761

 Household & Personal Products - 1.1%

 Household Products - 1.1%

 60,700

 Unicharm Corp.

 $

 3,515,737

 Total Household & Personal Products

 $

 3,515,737

 Health Care Equipment & Services - 0.4%

 Health Care Equipment - 0.4%

 27,500

 Terumo Corp.

 $

 1,206,684

 Total Health Care Equipment & Services

 $

 1,206,684

 Pharmaceuticals, Biotechnology & Life Sciences - 11.7%

 Biotechnology - 9.9%

 119,900

 AstraZeneca Plc

 $

 5,438,427

 50,600

 Bayer AG

 5,014,793

 241,900

 GlaxoSmithKline Plc

 5,332,963

 129,000

 Novartis AG

 8,741,959

 32,706

 Roche Holding AG

 7,461,318

 $

 31,989,460

 Pharmaceuticals - 1.8%

 31,400

 Takeda Pharmaceutical Co, Ltd.

 $

 1,623,802

 108,600

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 4,061,640

 $

 5,685,442

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 37,674,902

 Banks - 12.0%

 Diversified Banks - 11.5%

 6,444,500

 Bank Negara Indonesia Persero Tbk PT

 $

 3,065,130

 12,000,000

 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT

 1,513,096

 8,347,900

 China Construction Bank Corp.

 6,896,151

 4,985,500

 Industrial & Commercial Bank of China, Ltd.

 3,583,874

 214,100

 Itau Unibanco Holding SA (A.D.R.)

 3,781,006

 4,864,900

 Krung Thai Bank PCL

 4,165,014

 352,600

 Nordea Bank AB

 4,069,615

 493,700

 Philippine National Bank *

 1,259,851

 194,500

 Standard Chartered Plc

 5,286,082

 80,900

 Sumitomo Mitsui Financial Group, Inc.

 3,235,631

 $

 36,855,450

 Regional Banks - 0.5%

 737,000

 Shinsei Bank, Ltd.

 $

 1,620,510

 Total Banks

 $

 38,475,960

 Diversified Financials - 2.5%

 Multi-Sector Holdings - 0.5%

 1,302,000

 First Pacific Co., Ltd.

 $

 1,723,269

 Specialized Finance - 0.7%

 33,300

 Deutsche Boerse AG

 $

 2,065,785

 Diversified Capital Markets - 1.3%

 155,220

 Credit Suisse Group AG

 $

 4,136,858

 Total Diversified Financials

 $

 7,925,912

 Insurance - 5.8%

 Life & Health Insurance - 1.2%

 320,200

 T&D Holdings, Inc.

 $

 3,796,323

 Multi-line Insurance - 3.6%

 40,400

 Allianz SE

 $

 5,523,861

 596,460

 Aviva Plc

 3,215,566

 177,000

 AXA SA

 3,062,879

 $

 11,802,306

 Reinsurance - 1.0%

 17,800

 Muenchener Rueckversicherungs AG

 $

 3,196,843

 Total Insurance

 $

 18,795,472

 Real Estate - 1.0%

 Diversified REIT's - 0.5%

 1,300

 United Urban Investment Corp.

 $

 1,707,930

 Diversified Real Estate Activities - 0.3%

 9,505,500

 Alam Sutera Realty Tbk PT

 $

 914,292

 Real Estate Development - 0.2%

 988,200

 Supalai PCL

 $

 729,911

 Total Real Estate

 $

 3,352,133

 Software & Services - 1.3%

 Home Entertainment Software - 1.3%

 41,900

 Nintendo Co, Ltd.

 $

 4,048,358

 Total Software & Services

 $

 4,048,358

 Technology Hardware & Equipment - 5.1%

 Communications Equipment - 1.5%

 397,700

 Telefonaktiebolaget LM Ericsson

 $

 4,814,774

 Electronic Equipment Manufacturers - 1.4%

 163,200

 Koninklijke Philips Electronics NV

 $

 4,617,203

 Electronic Components - 1.0%

 158,800

 Hoya Corp.

 $

 3,044,538

 Office Electronics - 1.2%

 108,400

 Canon, Inc.

 $

 3,931,902

 Total Technology Hardware & Equipment

 $

 16,408,417

 Semiconductors & Semiconductor Equipment - 3.5%

 Semiconductors - 3.5%

 8,000

 Samsung Electronics Co., Ltd. (G.D.R.)

 $

 5,686,061

 94,320

 SK Hynix, Inc. *

 2,292,902

 956,000

 Taiwan Semiconductor Manufacturing Co, Ltd.

 3,369,584

 $

 11,348,547

 Total Semiconductors & Semiconductor Equipment

 $

 11,348,547

 Telecommunication Services - 2.7%

 Alternative Carriers - 0.6%

 59,000

 Ziggo NV

 $

 1,992,989

 Integrated Telecommunication Services - 1.4%

 4,353,000

 PCCW, Ltd.

 $

 2,069,540

 3,832,600

 Telecom Italia S.p.A.

 2,473,980

 $

 4,543,520

 Wireless Telecommunication Services - 0.7%

 889,100

 Vodafone Group Plc

 $

 2,232,117

 Total Telecommunication Services

 $

 8,768,626

 Utilities - 2.4%

 Electric Utilities - 0.4%

 368,800

 Enel S.p.A.

 $

 1,335,998

 Gas Utilities - 0.9%

 268,953

 National Grid Plc

 $

 2,971,381

 Water Utilities - 1.1%

 3,956,800

 Guangdong Investment, Ltd.

 $

 3,405,019

 Total Utilities

 $

 7,712,398

 TOTAL COMMON STOCKS

 (Cost $277,522,411)

 $

 309,839,607

 Principal Amount ($)

 CORPORATE BONDS - 0.5%

 Banks - 0.5%

 Diversified Banks - 0.5%

 EURO

 1,400,000

 8.05

 BB+/Ba2

 Intesa Sanpaolo S.p.A., Floating Rate Note, 6/29/49 (Perpetual)

 $

 1,708,967

 Total Banks

 $

 1,708,967

 TOTAL CORPORATE BONDS

 (Cost $1,298,337)

 $

 1,708,967

 TOTAL INVESTMENT IN SECURITIES - 96.8%

 (Cost $278,820,747) (a)

 $

 311,548,574

 OTHER ASSETS & LIABILITIES - 3.2%

 $

 10,213,050

 TOTAL NET ASSETS - 100.0%

 $

 321,761,624

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (Perpetual)

 Security with no stated maturity date.

 REITs

 Real Estate Investment Trust.

 (a)

 At February 28, 2013, the net unrealized loss on investments based on cost for federal income tax purposes of $279,961,059 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 51,846,728

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (20,259,213)

 Net unrealized loss

 $

 31,587,515

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Japan

 15.4%

 Switzerland

 11.5%

 Germany

 9.0%

 United Kingdom

 8.0%

 Italy

 8.0%

 France

 7.9%

 United States

 5.0%

 China

 3.2%

 Sweden

 2.9%

 Brazil

 2.7%

 Ireland

 2.5%

 Bermuda

 2.5%

 Russia

 2.5%

 Australia

 2.4%

 South Korea

 2.4%

 Indonesia

 2.3%

 Hong Kong

 2.1%

 Cayman Islands

 1.9%

 Philippines

 1.4%

 Canada

 1.3%

 Thailand

 1.1%

 Netherlands

 1.0%

 Other (individually less than 1%)

 2.8%

 100.0%

 (c)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks*

$
24,741,754

$
285,097,853

$
-

$
309,839,607

 Corporate Bonds

-

1,708,967

-

1,708,967

 Total

$
24,741,754

$
286,806,820

-

$
311,548,574

 * Level 2 securities are valued by independent pricing services using fair value factors.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer International Value Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date April 29, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date April 29, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date April 29, 2013 * Print the name and title of each signing officer under his or her signature.